Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Statement of Cash Flows [Abstract]
Net loss	$ (7,173,125)	$ (6,128,442)	$ (1,084,313)
Adjustments for items not affecting cash:
Depreciation and amortization	407,013	252,097	126,234
Share-based compensation	2,165,073	4,813,049
Impairment of goodwill	14,038
Non-cash lease expenses		(25,643)	94,698
Deferred income tax expense	277,874	(207,488)	(321,057)
Gain from disposal of fixed assets		(813,064)	(4,000)
Changes in operating assets and liabilities
Accounts receivable and other receivable	217,407	118,608	(5,176)
Prepaid expenses	(1,323,593)	614,548	71,800
Operating lease – lease liabilities and right of use assets	(45,022)
Inventory	(21,170)
Long-term prepaid expenses			159,382
Accounts payable & accrued liabilities	(212,817)	(1,320,563)	1,117,184
Deferred revenue	233,493	(1,283,314)	961,426
Income tax receivable	254,342	2,293	(480,866)
Student deposits	(46,040)	(635,778)	(313,122)
Net cash provided from (used in) operating activities	(5,252,527)	(4,613,697)	322,190
Cash Flows from Investing Activities:
Purchase of property and equipment	(14,231)	(51,410)	(618,529)
Collection (addition) of notes receivable		(305,000)	100,000
Repayment to related parties		(270,000)
Share buyback	(1,250,007)
Acquisition of additional interest in subsidiary	(187,505)
Net cash acquired from (used for) business acquisitions	574,108	(1,945,931)
Proceeds from sale of fixed assets		1,920,861	4,000
Net cash used in investing activities	(877,635)	(651,480)	(514,529)
Cash Flows from Financing Activities:
Share issuances, net of issuance costs		200,000	9,321,523
Net cash provided from (used in) financing activities		200,000	9,321,523
Effect of exchange rate changes on cash and cash equivalents	(7,346)	(28,938)
Net increase/(decrease) in cash, cash equivalents	(6,137,508)	(5,094,115)	9,129,184
Cash and cash equivalents and restricted cash, beginning of year	11,443,059	16,537,174	7,407,990
Cash and cash equivalents and restricted cash, end of year	5,305,551	11,443,059	16,537,174
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid	10,575	14,166	490,250
Non-cash investing activities – acquisition of operating lease right-of-used assets	561,247	574,483
Non-cash investing activities – assumption of operating lease obligation	$ 572,564	$ 574,483